Quarterly Holdings Report
for

Fidelity® Puritan® Fund

May 31, 2020

PUR-QTLY-0720
1.800346.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.6%
Entertainment - 2.4%
Activision Blizzard, Inc.	2,414,494	$173,795
Electronic Arts, Inc. (a)	1,172,120	144,030
LiveXLive Media, Inc. (a)(b)(c)	7,452,678	21,315
Netflix, Inc. (a)	527,007	221,201
The Void LLC (a)(d)(e)(f)	40,946	17,150
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	26,734,260	54,805
		632,296
Interactive Media & Services - 4.2%
Alphabet, Inc. Class C (a)	434,868	621,392
Facebook, Inc. Class A (a)	2,222,744	500,317
		1,121,709
Media - 0.3%
Vice Holding, Inc. (a)(e)(f)	86,301	68,117
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	1,910,751	191,152

TOTAL COMMUNICATION SERVICES		2,013,274

CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.0%
Neutron Holdings, Inc. (f)	52,943,094	12,706
Hotels, Restaurants & Leisure - 1.0%
Churchill Downs, Inc.	626,045	83,057
Darden Restaurants, Inc.	91,448	7,029
Marriott International, Inc. Class A	328,000	29,028
Penn National Gaming, Inc. (a)	715,285	23,469
Starbucks Corp.	1,558,962	121,583
		264,166
Household Durables - 0.1%
Blu Homes, Inc. (a)(e)(f)	14,988,638	26
NVR, Inc. (a)	8,896	28,659
		28,685
Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	716,163	148,525
Amazon.com, Inc. (a)	384,543	939,196
eBay, Inc.	765,447	34,858
JD.com, Inc. sponsored ADR (a)	295,000	16,027
MercadoLibre, Inc. (a)	12,898	10,985
Pinduoduo, Inc. ADR (a)	1,641,695	109,780
The Booking Holdings, Inc. (a)	32,558	53,376
		1,312,747
Multiline Retail - 0.7%
Dollar General Corp.	810,112	155,145
Dollar Tree, Inc. (a)	278,620	27,269
		182,414
Specialty Retail - 1.1%
Burlington Stores, Inc. (a)	16,291	3,416
The Home Depot, Inc.	726,818	180,600
TJX Companies, Inc.	1,763,093	93,021
		277,037
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	1,327,077	43,104
LVMH Moet Hennessy Louis Vuitton SE	74,034	31,059
Moncler SpA	465,494	17,284
NIKE, Inc. Class B	1,455,834	143,516
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	56,250
		291,213

TOTAL CONSUMER DISCRETIONARY		2,368,968

CONSUMER STAPLES - 2.9%
Beverages - 1.2%
Keurig Dr. Pepper, Inc.	745,666	20,819
Monster Beverage Corp. (a)	2,025,277	145,638
The Coca-Cola Co.	3,587,830	167,480
		333,937
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	340,404	105,004
Kroger Co.	1,660,218	54,156
Performance Food Group Co. (a)	894,274	23,832
Sysco Corp.	186,000	10,260
Walmart, Inc.	1,367,733	169,681
		362,933
Food Products - 0.0%
Beyond Meat, Inc. (b)	74,082	9,504
Household Products - 0.1%
Clorox Co.	129,975	26,807
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	213,343	42,129
L'Oreal SA	10,487	3,076
		45,205

TOTAL CONSUMER STAPLES		778,386

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cabot Oil & Gas Corp.	2,889,883	57,335
Hess Corp.	1,081,185	51,324
Reliance Industries Ltd.	1,931,300	37,408
Reliance Industries Ltd. rights (a)	128,753	378
		146,445
FINANCIALS - 5.4%
Banks - 2.2%
Bank of America Corp.	8,033,760	193,774
JPMorgan Chase & Co.	2,457,151	239,105
M&T Bank Corp.	142,671	15,075
Wells Fargo & Co.	4,951,779	131,074
		579,028
Capital Markets - 2.5%
BlackRock, Inc. Class A	110,076	58,191
BM&F BOVESPA SA	195,000	1,664
CME Group, Inc.	559,006	102,074
London Stock Exchange Group PLC	837,000	83,485
Moody's Corp.	520,821	139,273
Morningstar, Inc.	368,974	56,571
MSCI, Inc.	159,898	52,582
S&P Global, Inc.	443,192	144,046
The Blackstone Group LP	109,509	6,220
Tradeweb Markets, Inc. Class A	239,438	15,793
XP, Inc. Class A (a)	471,821	14,324
		674,223
Consumer Finance - 0.1%
Capital One Financial Corp.	224,846	15,299
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	710,847	131,919
Insurance - 0.1%
Allstate Corp.	106,375	10,405
Arthur J. Gallagher & Co.	136,086	12,830
		23,235

TOTAL FINANCIALS		1,423,704

HEALTH CARE - 12.0%
Biotechnology - 2.9%
AbbVie, Inc.	1,223,089	113,344
ACADIA Pharmaceuticals, Inc. (a)	127,523	6,335
Acceleron Pharma, Inc. (a)	487,797	48,209
Alexion Pharmaceuticals, Inc. (a)	302,062	36,217
Amgen, Inc.	253,875	58,315
Argenx SE ADR (a)	14,500	3,180
Biogen, Inc. (a)	134,191	41,209
Black Diamond Therapeutics, Inc. (a)	103,458	4,040
Gilead Sciences, Inc.	354,559	27,595
Insmed, Inc. (a)	174,458	4,238
Neurocrine Biosciences, Inc. (a)	117,768	14,693
Regeneron Pharmaceuticals, Inc. (a)	523,120	320,573
Revolution Medicines, Inc.	52,673	1,618
Sarepta Therapeutics, Inc. (a)	24,000	3,654
Vertex Pharmaceuticals, Inc. (a)	285,111	82,101
		765,321
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	339,010	83,712
Boston Scientific Corp. (a)	2,172,172	82,521
Danaher Corp.	998,025	166,281
DexCom, Inc. (a)	154,990	58,634
Intuitive Surgical, Inc. (a)	189,961	110,183
Masimo Corp. (a)	537,286	129,051
Quidel Corp. (a)	125,449	21,954
		652,336
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)(b)	497,196	16,059
Centene Corp. (a)	2,331,195	154,442
Cigna Corp.	907,190	179,007
UnitedHealth Group, Inc.	1,122,429	342,172
		691,680
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	431,577	33,650
Bruker Corp.	2,541,650	110,003
Thermo Fisher Scientific, Inc.	476,967	166,552
		310,205
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	2,033,144	111,010
Eli Lilly & Co.	1,524,493	233,171
Roche Holding AG (participation certificate)	163,239	56,664
Sanofi SA sponsored ADR	4,972,565	244,203
Zoetis, Inc. Class A	678,305	94,549
		739,597

TOTAL HEALTH CARE		3,159,139

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	407,206	158,175
Northrop Grumman Corp.	536,843	179,950
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	9,047
Class C (a)(e)(f)	5,607	1,234
TransDigm Group, Inc.	14,080	5,981
		354,387
Airlines - 0.4%
Southwest Airlines Co.	3,303,556	106,044
Building Products - 0.1%
Trane Technologies PLC	412,406	37,203
Commercial Services & Supplies - 0.4%
Cintas Corp.	59,970	14,870
Copart, Inc. (a)	360,648	32,238
TulCo LLC (a)(d)(e)(f)	42,857	20,191
Waste Management, Inc.	304,302	32,484
		99,783
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	279,556	23,488
Electrical Equipment - 1.0%
AMETEK, Inc.	1,275,428	116,970
Generac Holdings, Inc. (a)	472,527	52,578
Rockwell Automation, Inc.	418,595	90,483
		260,031
Industrial Conglomerates - 0.3%
General Electric Co.	9,601,576	63,082
Roper Technologies, Inc.	31,658	12,467
		75,549
Machinery - 0.2%
Caterpillar, Inc.	453,723	54,506
ITT, Inc.	189,901	10,957
		65,463
Professional Services - 0.8%
Clarivate Analytics PLC (a)	347,543	7,955
Equifax, Inc.	445,649	68,434
Experian PLC	1,639,600	57,505
IHS Markit Ltd.	886,303	61,563
Verisk Analytics, Inc.	22,984	3,969
		199,426
Road & Rail - 1.3%
Lyft, Inc. (a)	1,122,872	35,101
Uber Technologies, Inc.	4,085,545	148,387
Union Pacific Corp.	940,419	159,740
		343,228

TOTAL INDUSTRIALS		1,564,602

INFORMATION TECHNOLOGY - 18.3%
IT Services - 3.7%
Accenture PLC Class A	569,467	114,816
Adyen BV (a)(g)	30,185	39,639
Black Knight, Inc. (a)	913,018	70,284
Fidelity National Information Services, Inc.	1,531,000	212,549
Global Payments, Inc.	298,039	53,495
GoDaddy, Inc. (a)	112,473	8,689
MasterCard, Inc. Class A	934,536	281,193
MongoDB, Inc. Class A (a)	36,157	8,392
Square, Inc. (a)	70,000	5,676
Visa, Inc. Class A	942,189	183,953
		978,686
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	817,386	43,975
Analog Devices, Inc.	466,411	52,681
ASML Holding NV	508,880	167,681
KLA-Tencor Corp.	100,000	17,596
Lam Research Corp.	351,119	96,091
Marvell Technology Group Ltd.	5,803,179	189,300
MediaTek, Inc.	762,000	11,772
Micron Technology, Inc. (a)	1,884,134	90,269
NVIDIA Corp.	896,085	318,128
NXP Semiconductors NV	1,153,502	110,852
Qualcomm, Inc.	1,515,297	122,557
SolarEdge Technologies, Inc. (a)	84,386	11,974
Universal Display Corp.	56,151	8,232
Xilinx, Inc.	311,751	28,666
		1,269,774
Software - 7.1%
Adobe, Inc. (a)	613,857	237,317
Aspen Technology, Inc. (a)	418,978	44,261
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	3,019
DocuSign, Inc. (a)	182,831	25,549
HubSpot, Inc. (a)	83,840	16,763
LivePerson, Inc. (a)	379,909	14,228
Microsoft Corp.	6,820,000	1,249,761
Salesforce.com, Inc. (a)	1,449,797	253,410
Slack Technologies, Inc. Class A (a)(b)	467,101	16,372
Zoom Video Communications, Inc. Class A (a)(b)	70,873	12,720
		1,873,400
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	2,033,748	646,610
Samsung Electronics Co. Ltd.	1,258,200	51,772
		698,382

TOTAL INFORMATION TECHNOLOGY		4,820,242

MATERIALS - 2.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	291,767	70,505
Albemarle Corp. U.S. (b)	74,811	5,725
DuPont de Nemours, Inc.	578,843	29,365
Sherwin-Williams Co.	182,817	108,566
The Chemours Co. LLC	961,153	12,601
		226,762
Containers& Packaging - 0.3%
Avery Dennison Corp.	817,802	90,506
Metals & Mining - 1.2%
Barrick Gold Corp. (b)	8,366,373	200,793
Franco-Nevada Corp.	33,928	4,762
Newmont Corp.	1,923,803	112,485
		318,040

TOTAL MATERIALS		635,308

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	839,043	216,616
Ant International Co. Ltd. Class C (a)(e)(f)	1,782,512	15,223
Crown Castle International Corp.	626,836	107,916
Simon Property Group, Inc.	195,000	11,252
		351,007
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	690,440	176,449
TOTAL COMMON STOCKS
(Cost $11,658,692)		17,437,524

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	9,001
Series E (a)(e)(f)	1,020,158	19,995
		28,996
Specialty Retail - 0.0%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	6,767
Series F (a)(e)(f)	157,251	2,889
		9,656
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc.:
Series C (a)(e)(f)	1,881,874	14,735
Series D (e)(f)	342,241	2,680
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	20,325
Series F (a)(e)(f)	223,676	3,297
		41,037

TOTAL CONSUMER DISCRETIONARY		79,689

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (a)(e)	370,500	2,249
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	210
Mulberry Health, Inc.:
Series A-8 (a)(e)(f)	2,960,879	17,824
Series A-9 (a)(e)(f)	700,782	4,219
Series AA-9 (a)(e)(f)	58,145	350
		22,603

TOTAL HEALTH CARE		24,852

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	11,423
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc. Series C (a)(e)(f)	1,050,307	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $172,690)		115,964

Fixed-Income Funds - 32.2%
Fidelity High Income Central Fund (h)	12,837,394	1,299,401
Fidelity Investment Grade Bond Central Fund (h)	62,083,443	7,206,025
TOTAL FIXED-INCOME FUNDS
(Cost $8,149,207)		8,505,426

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.11% (i)	324,570,972	324,636
Fidelity Securities Lending Cash Central Fund 0.10% (i)(j)	24,000,195	24,003
TOTAL MONEY MARKET FUNDS
(Cost $348,638)		348,639
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $20,329,227)		26,407,553
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(18,962)
NET ASSETS - 100%		$26,388,591

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $361,026,000 or 1.4% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,639,000 or 0.2% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,064
Blu Homes, Inc.	6/10/13	$5,000
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A-8	1/20/16	$20,000
Mulberry Health, Inc. Series A-9	3/23/18	$5,000
Mulberry Health, Inc. Series AA-9	3/23/18	$170
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,101
Tory Burch LLC Class B	12/31/12 - 5/14/15	$66,363
TulCo LLC	8/24/17 - 12/14/17	$15,036
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$49,207

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,056
Fidelity High Income Central Fund	62,234
Fidelity Investment Grade Bond Central Fund	160,587
Fidelity Securities Lending Cash Central Fund	519
Total	$225,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$1,357,271	$123,829	$64,500	$(561)	$(116,638)	$1,299,401	50.1%
Fidelity Investment Grade Bond Central Fund	7,256,004	419,468	634,757	14,703	150,607	7,206,025	26.7%
Total	$8,613,275	$543,297	$699,257	$14,142	$33,969	$8,505,426

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$14,613	$2,758	$74	$--	$(30)	$4,048	$21,315
Total	$14,613	$2,758	$74	$--	$(30)	$4,048	$21,315

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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